UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	SHARE CAPITAL	PREMIUMS RELATED TO SHARE CAPITAL	TRANSLATION RESERVE	RETAINED EARNINGS	NET LOSS FOR THE YEAR
Number of shares issued at beginning of period (in shares) at Dec. 31, 2023	62,928,818
Number of shares issued at end of period (in shares) at Mar. 31, 2024	62,928,818
Equity at beginning of period at Dec. 31, 2023	€ 196,009	€ 629	€ 478,218	€ 112	€ (135,210)	€ (147,740)
Changes in equity [abstract]
Net loss for the period	(42,867)					(42,867)
Other comprehensive income	(29)			(38)	9
Total comprehensive loss for the period	(42,896)			(38)	9	(42,867)
Appropriation of prior period net loss	0				(147,740)	147,740
Shares based compensation expense	5,755				5,755
Transactions on treasury shares	3				3
Equity at end of period at Mar. 31, 2024	€ 158,872	629	478,218	75	(277,184)	(42,867)
Number of shares issued at beginning of period (in shares) at Dec. 31, 2024	63,347,837
Reconciliation of number of shares outstanding [abstract]
Issue of free shares (in shares)	70,912
Number of shares issued at end of period (in shares) at Mar. 31, 2025	63,418,749
Equity at beginning of period at Dec. 31, 2024	€ 40,584	633	478,905	(75)	(262,637)	(176,242)
Changes in equity [abstract]
Net loss for the period	(52,370)					(52,370)
Other comprehensive income	250			211	40
Total comprehensive loss for the period	(52,119)			211	40	(52,370)
Appropriation of prior period net loss	0				(176,242)	176,242
Issue of share warrants	250		250
Issue of free shares	0	1	(1)
Shares based compensation expense	4,692				4,692
Equity at end of period at Mar. 31, 2025	€ (6,592)	€ 634	€ 479,155	€ 136	€ (434,147)	€ (52,370)